Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Operating Activities
Net income (loss)	$ (375,972)	$ (1,164,963)	$ (700,483)	$ 13,501,925
Adjustments to reconcile net income (loss) to cash used in operating activities:
Depreciation expense				2,252
Accretion expense		180,716	180,716	693,785
Change in fair value of derivatives	(513,654)	874,704	44,084	(16,932,425)
Gain on Settlement of assets and payables				(563,585)
Loss on Convertible debt	628,586		250,149	2,766,193
Debt discount amortization	31,977
Changes in operating assets and liabilities:
Prepaid expenses and deposit	(49,000)		(75,000)
Accounts payable and accrued liabilities	29,330	13,110	431,192	94,624
Accrued liabilities - related parties	38,232	96,254	(177,852)	(56,572)
Net Cash Used in Operating Activities	(210,501)	(179)	(47,194)	(493,803)
Net Cash Used in Investing Activities
Financing Activities
Proceeds from convertible debentures	210,000		50,000	285,500
Proceeds from loans payable				195,000
Net Cash Provided by Financing Activities	210,000		50,000	480,500
Increase (Decrease) In Cash	(501)	(179)	2,806	(13,303)
Cash - Beginning of Period	3,066	260	260	13,563
Cash - End of Period	2,565	81	3,066	260
Supplemental Cash Flows Information:
Cash paid for Income Taxes:
Cash paid for interest
Non-cash Investing and Financing Activities
Common shares issued for payment on convertible debt			$ 10,724	$ 2,769,213
Common stock issued for conversion of debt	107,442
Promissory note issued to intangible assets	151,880
Liability incurred for asset purchase	6,367,227
Warrants issued	$ 57,499